Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures.
Schedule of financial instruments by level within the fair value hierarchy

	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total
	(in US$’000)
As of December 31, 2016
Cash and cash equivalents	79,431	—	—	79,431
Short-term investments	24,270	—	—	24,270
As of December 31, 2015
Cash and cash equivalents	31,941	—	—	31,941